Quarterly Financial Data (Unaudited) - Schedule of Quarterly Financial Data (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Statement [Abstract]
Interest Income	$ 12,976	$ 13,223	$ 12,740	$ 11,762	$ 11,623	$ 11,667	$ 11,365	$ 11,315	$ 50,701	$ 45,970	$ 44,881
Net Interest Income	12,159	12,402	11,916	10,915	10,751	10,684	10,266	10,165	47,392	41,866	39,974
Net income	$ 3,199	$ 3,253	$ 3,122	$ 3,171	$ 2,270	$ 2,306	$ 2,240	$ 2,712	$ 12,745	$ 9,528	$ 6,179
Basic Earnings per Common Share	$ 0.36	$ 0.36	$ 0.35	$ 0.36	$ 0.23	$ 0.25	$ 0.24	$ 0.27	$ 1.43	$ 0.99	$ 0.65
Diluted Earnings per Common Share	$ 0.29	$ 0.30	$ 0.29	$ 0.29	$ 0.21	$ 0.21	$ 0.21	$ 0.22	$ 1.17	$ 0.85	$ 0.64